SCHEDULE OF DEBT TO EQUITY RATIO (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments Financial Risks And Capital Risks Management
Total debts	$ 31,699,979	$ 36,139,200
Total equity	$ 9,108,092	$ 18,181,688
Debt-to-equity %	348.00%	199.00%